RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 296	$ 299	$ 580	$ 738
Administrative fees	$ 12		25
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees			$ 143	$ 197